Organization and Business Operation (Details) - USD ($)				1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 16, 2023	Mar. 21, 2023	Jun. 21, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jul. 20, 2023
Organization and Business Operation [Line Items]
Sale of units (in Shares)						478,875
Generating gross proceeds					$ 4,988,750
Transaction costs						5,966,117
Underwriting fees						5,376,250
Other offering cost						517,692
Fair value						72,175
Cash					546,632	$ 18,330
Percentage of fair market value						80.00%
Trust account for deposit amount		$ 977,500				$ 977,500
Deposit into the trust account per share (in Dollars per share)						$ 0.1
Outstanding principal amount payable						$ 10
Extension Payment Deposited						600,000
Working capital deficit						$ 377,500
Public shares	$ 100,000
Trust account per share (in Dollars per share)	$ 0.04
Common stock redemption (in Shares)						4,791,507
Extension payment						$ 100,000
Tangible assets						5,000,001
Interest to pay dissolution expenses						$ 50,000
Business combination redemption percentage						100.00%
Public share (in Dollars per share)						$ 10.15
Repayment of loan						$ 300,000
Stockholders holding percentage						65.00%
IPO [Member]
Organization and Business Operation [Line Items]
Consummated units (in Shares)			9,775,000
Additional units (in Shares)						1,275,000
Representative shares (in Shares)						60,000
Cash						$ 1,029,523
Closing initial public offering						$ 99,216,250
Public units price per share (in Dollars per share)						$ 10.15
Over-Allotment Option [Member]
Organization and Business Operation [Line Items]
Additional units (in Shares)			1,275,000
Private Placement [Member]
Organization and Business Operation [Line Items]
Sale of units (in Shares)						498,875
Price per share (in Dollars per share)						$ 10
Generating gross proceeds						$ 4,988,750
Common stock, description						Each Private Placement Unit consists of one share of Class A common stock (the “Private Shares”), one Warrant, and one Right.
Initial business combination per share (in Dollars per share)						$ 10
Stock per share (in Dollars per share)						10
Outstanding principal amount payable (in Dollars per share)						9.76
Class A Common Stock [Member]
Organization and Business Operation [Line Items]
Consummated units (in Shares)				4,791,507
Price per share (in Dollars per share)					$ 0.0001	0.0001
Exercise price (in Dollars per share)						11.5
Offering price (in Dollars per share)						$ 10
Gross proceeds						$ 97,750,000
Price per share (in Dollars per share)			$ 11.5
Monthly Extension Payment [Member]
Organization and Business Operation [Line Items]
Deposited into the trust account						100,000
Deposits carrying value							$ 100,000
Unsecured promissory note						100,000
Liquidity and Capital Resources and Going Concern [Member]
Organization and Business Operation [Line Items]
Working capital deficit						$ 2,268,086
Business Combination [Member]
Organization and Business Operation [Line Items]
Price per share (in Dollars per share)						$ 10
Outstanding voting securities percentage						50.00%
Business combination redemption percentage						100.00%
Stock per share (in Dollars per share)		$ 0.1
Tangible assets						$ 5,000,001
Repayment of loan						$ 3,000,000
Business Combination [Member] | IPO [Member]
Organization and Business Operation [Line Items]
Business combination redemption percentage						100.00%
Private Placement [Member]
Organization and Business Operation [Line Items]
Sale of units (in Shares)						478,875
U.S. Tiger Securities, Inc [Member]
Organization and Business Operation [Line Items]
Sponsor shares (in Shares)						20,000
Representative shares (in Shares)						60,000
Sponsor [Member]
Organization and Business Operation [Line Items]
Stock per share (in Dollars per share)						$ 10
Unsecured promissory note						$ 100,000
Outstanding principal amount payable (in Dollars per share)						$ 10
Repayment of loan						$ 1,377,500